Stock Issuance (Details) (USD $)	Jan. 10, 2014	Sep. 30, 2013	Sep. 06, 2013	Jul. 31, 2013	Jul. 23, 2013	Jul. 16, 2013	Jul. 01, 2013	Jun. 26, 2013	Jun. 12, 2013	May 14, 2013	Apr. 03, 2013	Mar. 06, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012	Oct. 25, 2012
Shares to the investors of the Private Placement Offering Memorandum																67,500
Shares to the investors of the Private Placement Offering Memorandum, Amount																$ 67,500
Common shares issued for conversion of Promissory Notes																26,000
Common shares issued for conversion of Promissory Notes, price per share																$ 1.00
Stock issued through Private Placement Offering, Shares	50,000		5,000	10,000	10,000	12,000	24,000	10,000	10,000	5,000	30,000		100,000	20,000	20,000
Stock issued through Private Placement Offering, Share Price	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Stock issued through Private Placement Offering, Amount	50,000	339,500	5,000	10,000	10,000	12,000	24,000	10,000	10,000	5,000	30,000	233,500	100,000	20,000	20,000
Note 1
Common shares issued for conversion of Promissory Notes, Value																16,000
Note 2
Common shares issued for conversion of Promissory Notes, Value																$ 10,000